Consolidated statements of cash flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net profit for the year	S/ 1,450,115	S/ 1,091,394	S/ 1,033,454
Plus (minus) adjustments to net profit
Impairment loss on loans, net of recoveries	750,811	660,072	827,935
Loss (recovery) due to impairment of financial investments	6,790	(13,077)	20,759
Depreciation and amortization	262,015	164,698	145,162
Provision for sundry risks	3,872	3,504	9,748
Provision for asset seized	355	9,754
Deferred Income Tax	38,554	13,727	(4,376)
Net gain on sale of financial investments	(112,215)	(14,240)	(184,847)
Net gain from derecognition of financial assets at amortized cost	(8,474)
Net gain of financial assets at fair value through profit or loss	(103,210)	(11,979)	(18,443)
Net (gain) loss for valuation of investment property	(54,493)	(47,765)	1,878
Translation result	(17,770)	34,991	(15,898)
(Loss) gain on sale of investment property	7,164	(4,655)
Decrease (increase) in accrued interest receivable	3,222	(64,215)	(70,112)
Increase (decrease) in accrued interest payable	48,307	24,627	(15,887)
Net changes in assets and liabilities
Net increase in loans	(4,938,144)	(5,421,176)	(2,035,076)
Net (increase) decrease in other accounts receivable and other assets	(262,882)	(350,494)	282,092
Net decrease in restricted funds	15,240	673,907	1,307,577
Increase in deposits and obligations	4,373,366	1,045,762	2,509,351
Decrease in due to banks and correspondents	(320,775)	(124,017)	(900,386)
Increase in other accounts payable, provisions and other liabilities	841,334	899,183	824,944
Income Tax paid	(413,001)	(426,356)	(341,650)
Increase (decrease) of investments at fair value through profit or loss	98,583	(189,001)	29,381
Net cash provided by (used in) operating activities	1,668,764	(2,045,356)	3,405,606
Cash flows from investing activities
Sale (purchase) of investments at fair value through other comprehensive income and at amortized cost	145,888	(269,847)	(1,275,199)
Purchase of property, furniture and equipment	(68,185)	(72,709)	(84,685)
Purchase of intangible assets	(142,539)	(127,928)	(160,515)
Purchase of investment property	(60,865)	(55,795)	(124,089)
Sale of investment property	129,800	230,746
Acquisition of Subsidiaries, net of received cash			(660,527)
Net cash provided by (used in) investing activities	4,099	(295,533)	(2,305,015)
Cash flows from financing activities
Dividends paid	(654,464)	(510,688)	(475,773)
Issuance of bonds, notes and other obligations	2,255,551	595,258	956,575
Payments of bonds, notes and other obligations	(1,678,604)	(10,119)
Net decrease (increase) in receivable inter-bank funds	410,031	(93,821)	(400,537)
Net increase (decrease) in payable inter-bank funds	169,138	(30,008)	(300,938)
Initial Public Offering, net of related expenses	684,125
Sale (purchase) of treasury stock, net	(196)	383,589	90,065
Dividend payments to non-controlling interest	(3,245)	(2,969)	(2,722)
Lease payments	(117,463)	(105,567)	(99,734)
Purchase of non-controlling interest			(66,577)
Net cash provided by (used in) financing activities	1,064,873	225,675	(299,641)
Net increase (decrease) in cash and cash equivalents	2,737,736	(2,115,214)	800,950
Translation gain (loss) on cash and cash equivalents	26,931	(23,341)	(72,380)
Cash and cash equivalents at the beginning of the year	7,087,062	9,225,617	8,497,047
Cash and cash equivalents at the end of the year	9,851,729	7,087,062	9,225,617
Cash paid by -
Interest	1,285,163	1,089,114	1,088,261
Dividends	658,117	513,665	478,514
Income Tax	425,651	363,990	329,381
Cash received by -
Interest	4,772,616	4,191,721	3,720,149
Dividends	S/ 83,977	S/ 73,047	S/ 28,833